Long-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt

Note 12 Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2014		As of December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat Luxembourg:
6.75% Senior Notes due June 2018	$500,000	$509,400	$475,000	$355,063
Unamortized prepaid debt issuance costs on 6.75% Senior Notes	(2,972)	—	(2,066)	—
7.75% Senior Notes due June 2021	2,000,000	2,005,000	2,000,000	930,000
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	(22,385)	—	(19,602)	—
8.125% Senior Notes due June 2023	1,000,000	1,015,000	1,000,000	450,000
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	(11,887)	—	(10,870)	—

Total Intelsat Luxembourg obligations	3,462,756	3,529,400	3,442,462	1,735,063

Intelsat Jackson:
7.25% Senior Notes due October 2020	2,200,000	2,318,360	2,200,000	1,919,500
Unamortized prepaid debt issuance costs and premium on 7.25% Senior Notes	(9,635)	—	(8,248)	—
7.25% Senior Notes due April 2019	1,500,000	1,563,750	1,500,000	1,368,750
Unamortized prepaid debt issuance costs on 7.25% Senior Notes	(10,355)	—	(8,203)	—
7.5% Senior Notes due April 2021	1,150,000	1,227,625	1,150,000	1,000,500
Unamortized prepaid debt issuance costs on 7.5% Senior Notes	(9,350)	—	(8,137)	—
6.625% Senior Notes due December 2022	1,275,000	1,313,250	1,275,000	803,250
Unamortized prepaid debt issuance costs and premium on 6.625% Senior Notes	22,694	—	20,428	—
5.5% Senior Notes due August 2023	2,000,000	1,980,000	2,000,000	1,560,000
Unamortized prepaid debt issuance costs on 5.5% Senior Notes	(18,439)	—	(16,719)	—
Senior Secured Credit Facilities due June 2019	3,095,000	3,075,811	3,095,000	2,944,274
Jackson Revolver	49,000	49,000	—	—
Unamortized prepaid debt issuance costs and discount on Senior Credit Facilities and Jackson Revolver	(38,450)	—	(30,204)	—

Total Intelsat Jackson obligations	11,205,465	11,527,796	11,168,917	9,596,274

Total Intelsat S.A. long-term debt	14,668,221	15,057,196	14,611,379	11,331,337

Less:
Current portion of long-term debt	49,000		—

Total long-term debt, excluding current portion	$14,619,221		$14,611,379

The fair value for publicly traded instruments is determined using quoted market prices, and for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers, and leading brokerage firms. Substantially all of the inputs used to determine the fair value of our debt are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2.

In April 2015, the FASB issued ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30) to simplify the presentation of debt issuance costs. The amendments in this update require that debt issuance costs related to a recognized debt liability are presented in the balance sheet as a direct deduction from the carrying value of that debt liability. ASU 2015-03 is effective for interim and annual periods beginning after December 15, 2015 on a retrospective basis with early adoption allowed. Additionally, in the third quarter of 2015, the FASB issued an amendment to this update to simplify the presentation of debt issuance costs to include line-of-credit arrangements. We adopted the amendments in the fourth quarter of 2015. The adoption of ASU 2015-03 had the effect of a reduction in each of other assets and long-term debt, net of current portion of $142.9 million and $121.7 million as of December 31, 2014 and December 31, 2015, respectively.

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2015 are as follows (in thousands):

Year	Amount
2016	$—
2017	—
2018	475,000
2019	4,595,000
2020	2,200,000
2021 and thereafter	7,425,000

Total principal repayments	14,695,000
Unamortized discounts, premium and prepaid issuance costs	(83,621)

Total Intelsat S.A. long-term debt	$14,611,379

2015 Intelsat Luxembourg Notes Repurchases

During the fourth quarter of 2015, we repurchased $25.0 million in aggregate principal amount of Intelsat Luxembourg’s 6  3⁄4% Senior Notes due 2018 (the “2018 Luxembourg Notes”). In connection with these repurchases, we recognized a gain on early extinguishment of debt of $7.1 million in the fourth quarter of 2015, consisting of the difference between the carrying value of the debt purchased and the total cash amount paid, and a write-off of unamortized debt issuance costs.

2014 Intelsat Jackson Notes Redemption

On November 1, 2014, Intelsat Jackson redeemed all of the outstanding $500.0 million aggregate principal amount of its 8  1⁄2% Senior Notes due 2019. In connection with the redemption of these notes, we recognized a loss on early extinguishment of debt of $40.4 million in the fourth quarter of 2014, consisting of the difference between the carrying value of the debt redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt discount and debt issuance costs.

Description of Indebtedness

(a) Intelsat Luxembourg

6  3⁄4% Senior Notes due 2018

Intelsat Luxembourg had $475.0 million in net aggregate principal amount of the 2018 Luxembourg Notes, which represents $500.0 million of aggregate principal outstanding less $25.0 million of aggregate principal notes held in treasury following the repurchases described above in 2015 Intelsat Luxembourg Notes Repurchases. The 2018 Luxembourg Notes bear interest at 6  3⁄4% annually and mature in June 2018. The 2018 Luxembourg Notes are guaranteed by Intelsat S.A., Intelsat Investment Holdings S.à r.l., Intelsat Holdings S.A. and Intelsat Investments S.A. (the “Parent Guarantors”).

Interest is payable on the 2018 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2018 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

7  3⁄4% Senior Notes due 2021

Intelsat Luxembourg had $2.0 billion in aggregate principal amount of the 2021 Luxembourg Notes outstanding at December 31, 2015. The 2021 Luxembourg Notes bear interest at 7  3⁄4% annually and mature in June 2021. The 2021 Luxembourg Notes are guaranteed by the Parent Guarantors.

Interest is payable on the 2021 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem the 2021 Luxembourg Notes, in whole or in part, prior to June 1, 2017 at a price equal to 100% of the principal amount plus the applicable premium described in the notes. Thereafter, Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

Intelsat Luxembourg may redeem up to 40% of the aggregate principal amount of the 2021 Luxembourg Notes on or prior to June 1, 2016, with the net cash proceeds of one or more equity offerings by Intelsat Luxembourg or its direct or indirect parent, under the conditions set forth in the notes.

The 2021 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

8 1/8% Senior Notes due 2023

Intelsat Luxembourg had $1.0 billion in aggregate principal amount of the 2023 Luxembourg Notes outstanding at December 31, 2015. The 2023 Luxembourg Notes bear interest at 8 1⁄8% annually and mature in June 2023. The 2023 Luxembourg Notes are guaranteed by the Parent Guarantors.

Interest is payable on the 2023 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem the 2023 Luxembourg Notes, in whole or in part, prior to June 1, 2018 at a price equal to 100% of the principal amount plus the applicable premium described in the notes. Thereafter, Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

Intelsat Luxembourg may redeem up to 40% of the aggregate principal amount of the 2023 Luxembourg Notes on or prior to June 1, 2016, with the net cash proceeds of one or more equity offerings by Intelsat Luxembourg or its direct or indirect parent, under the conditions set forth in the notes.

The 2023 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

(b) Intelsat Jackson

7 1/4% Senior Notes due 2020

Intelsat Jackson had $2.2 billion in aggregate principal amount of 2020 Jackson Notes outstanding at December 31, 2015. The 2020 Jackson Notes bear interest at 7 1⁄4% annually and mature in October 2020. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2020 Jackson Notes semi-annually on April 15 and October 15. Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2020 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

7  1⁄4% Senior Notes due 2019 and 7  1⁄2% Senior Notes due 2021

Intelsat Jackson had $1.5 billion in aggregate principal amount of its 7  1⁄4% Senior Notes due 2019 (the “7  1⁄4% 2019 Jackson Notes”) and $1.15 billion aggregate principal amount of its 7  1⁄2% Senior Notes due 2021 (the “2021 Jackson Notes” and, together with the 7  1⁄4% 2019 Jackson Notes, the “New Jackson Notes”) outstanding at December 31, 2015. The New Jackson Notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the New Jackson Notes semi-annually on April 1 and October 1. Intelsat Jackson may redeem the 7  1⁄2% 2021 Jackson Notes, in whole or in part, prior to April 1, 2016, at a price equal to 100% of the principal amount plus the applicable premium described in the respective notes.

The New Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

6  5⁄8% Senior Notes due 2022

Intelsat Jackson had $1.3 billion in aggregate principal amount of the 2022 Intelsat Jackson Notes outstanding at December 31, 2015. The 2022 Intelsat Jackson Notes bear interest at 6  5⁄8% annually and mature in December 2022. These notes are guaranteed by the Parent Guarantors and Intelsat Luxembourg.

Interest is payable on the 2022 Intelsat Jackson Notes semi-annually on June 15 and December 15. Intelsat Jackson may redeem some or all of the 2022 Intelsat Jackson Notes at any time prior to December 15, 2017 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the notes. Thereafter, Intelsat Jackson may redeem some or all of the 2022 Intelsat Jackson Notes at the applicable redemption prices set forth in the notes.

The 2022 Intelsat Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

5  1⁄2% Senior Notes due 2023

Intelsat Jackson had $2.0 billion in aggregate principal amount of the 2023 Jackson Notes outstanding at December 31, 2015. The 2023 Jackson Notes bear interest at 5  1⁄2% annually and mature in August 2023. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2023 Jackson Notes semi-annually on February 1 and August 1. Intelsat Jackson may redeem some or all of the 2023 Jackson Notes at any time prior to August 1, 2018 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the notes. Thereafter, Intelsat Jackson may redeem some or all of the 2023 Intelsat Jackson Notes at the applicable redemption prices set forth in the notes.

Intelsat Jackson may redeem up to 40% of the aggregate principal amount of the 2023 Jackson Notes prior to August 1, 2016, with the net cash proceeds of one or more equity offerings by Intelsat Jackson or its direct or indirect parent, under the conditions set forth in the notes.

The 2023 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

Intelsat Jackson Senior Secured Credit Agreement

On January 12, 2011, Intelsat Jackson entered into a secured credit agreement (the “Intelsat Jackson Secured Credit Agreement”), which included a $3.25 billion term loan facility and a $500.0 million revolving credit facility, and borrowed the full $3.25 billion under the term loan facility. The term loan facility required regularly scheduled quarterly payments of principal equal to 0.25% of the original principal amount of the term loan beginning six months after January 12, 2011, with the remaining unpaid amount due and payable at maturity.

Up to $350.0 million of the revolving credit facility is available for issuance of letters of credit. Additionally, up to $70.0 million of the revolving credit facility was available for swingline loans. Both the face amount of any outstanding letters of credit and any swingline loans reduce availability under the revolving credit facility on a dollar for dollar basis. Intelsat Jackson is required to pay a commitment fee for the unused commitments under the revolving credit facility, if any, at a rate per annum of 0.375%. As of December 31, 2015, Intelsat Jackson had $488.7 million (net of standby letters of credit) of availability remaining thereunder.

On October 3, 2012, Intelsat Jackson entered into an Amendment and Joinder Agreement (the “Jackson Credit Agreement Amendment”), which amended the Intelsat Jackson Secured Credit Agreement. As a result of the Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the revolving credit facility were reduced. In April 2013, our corporate family rating was upgraded by Moody’s, and as a result, the interest rate for the borrowing under the term loan facility and revolving credit facility were further reduced to LIBOR plus 3.00% or the Above Bank Rate (“ABR”) plus 2.00%.

On November 27, 2013, Intelsat Jackson entered into a Second Amendment and Joinder Agreement (the “Second Jackson Credit Agreement Amendment”), which further amended the Intelsat Jackson Secured Credit Agreement. The Second Jackson Credit Agreement Amendment reduced interest rates for borrowings under the term loan facility and extended the maturity of the term loan facility. In addition, it reduced the interest rates applicable to $450 million of the $500 million total revolving credit facility and extended the maturity of such portion. As a result of the Second Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the new tranche of the revolving credit facility are (i) LIBOR plus 2.75%, or (ii) the ABR plus 1.75%. The LIBOR and the ABR, plus applicable margins, related to the term loan facility and the new tranche of the revolving credit facility are determined as specified in the Intelsat Jackson Secured Credit Agreement, as amended by the Second Jackson Credit Agreement Amendment, and the LIBOR will not be less than 1.00% per annum. The maturity date of the term loan facility was extended from April 2, 2018 to June 30, 2019 and the maturity of the new $450 million tranche of the revolving credit facility was extended from January 12, 2016 to July 12, 2017. The interest rates and maturity date applicable to the $50 million tranche of the revolving credit facility that was not amended did not change. The Second Jackson Credit Agreement Amendment further removed the requirement for regularly scheduled quarterly principal payments under the term loan facility.

Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are guaranteed by Intelsat Luxembourg, and certain of Intelsat Jackson’s subsidiaries. Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are secured by a first priority security interest in substantially all of the assets of Intelsat Jackson and the guarantors, to the extent legally permissible and subject to certain agreed exceptions, and by a pledge of the equity interests of the subsidiary guarantors and the direct subsidiaries of each guarantor, subject to certain exceptions, including exceptions for equity interests in certain non-U.S. subsidiaries, existing contractual prohibitions and prohibitions under other legal requirements.

The Intelsat Jackson Secured Credit Agreement includes two financial covenants. Intelsat Jackson must maintain a consolidated secured debt to consolidated EBITDA ratio equal to or less than 3.50 to 1.00 at the end of each fiscal quarter as well as a consolidated EBITDA to consolidated interest expense ratio equal to or greater than 1.75 to 1.00 at the end of each fiscal quarter, in each case as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. Intelsat Jackson was in compliance with these financial maintenance covenant ratios with a consolidated secured debt to consolidated EBITDA ratio of 1.58 to 1.00 and a consolidated EBITDA to consolidated interest expense ratio of 2.59 to 1.00 as of December 31, 2015.